Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Finite-Lived Intangible Assets
Accumulated amortization	¥ (369,306)	¥ (285,507)
Intangible assets, net	306,420	310,724		$ 43,158
Amortization of Intangible Assets	83,799	73,824	¥ 70,414
Estimated amortization expenses of the existing intangible assets for the next five years
2024	71,410
2025	54,968
2026	20,143
2027	18,084
2028	17,299
Internally developed software
Finite-Lived Intangible Assets
Intangible assets	466,431	401,236
Trademark
Finite-Lived Intangible Assets
Intangible assets	1,074	1,074
Supplier relationship
Finite-Lived Intangible Assets
Intangible assets	15,620	15,620
Customer relationship
Finite-Lived Intangible Assets
Intangible assets	146,701	146,701
Brand
Finite-Lived Intangible Assets
Intangible assets	26,400	12,100
Technology
Finite-Lived Intangible Assets
Intangible assets	¥ 19,500	¥ 19,500